INVENTORIES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 49.3	$ 58.7
Work-in-process	6.7	8.1
Finished goods	137.1	129.1
Inventories, net	$ 193.1	$ 195.9